INCOME TAXES (Details 1) - CAD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Amounts related to tax loss carry forwards, Canada	$ 20,700,000
United States [Member]
Statement [Line Items]
Amounts related to tax loss carry forwards, US	2,597,000	$ 2,142,000	$ 1,618,000
CA [Member]
Statement [Line Items]
Amounts related to tax loss carry forwards, Canada	$ 20,700,000	$ 19,543,000	$ 16,836,000